Paradigm Select Fund
			Schedule of Investments
		March 31, 2020 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Chemical & Allied Products
1,775	Innospec Inc.		$ 123,345	0.49%

Communications Equipment, NEC
3,500	Lumentum Holdings Inc. *		257,950	1.02%

Construction - Special Trade Contractors
41,700	Matrix Service Co. *		394,899	1.56%

Electrical Work
11,900	EMCOR Group Inc.		729,708	2.88%

Electromedical & Electrotherapeutic Apparatus
10,000	Masimo Corporation *		1,771,200	6.98%

Fire, Marine & Casualty Insurance
3,950	American Financial Group Inc.		276,816	1.09%

Footwear (No Rubber)
25,000	Caleres, Inc.		130,000	0.51%

General Industrial Machinery & Equipment
19,400	Rexnord Corporation *		439,798	1.73%

Industrial Instruments For Measurement, Display, and Control
9,200	MKS Instruments, Inc.		749,340	2.95%

Industrial Organic Chemicals
5,800	Sensient Technologies Corporation		252,358
4,350	Westlake Chemical Corp.		166,039
			418,397	1.65%

Instruments For Measurement & Testing of Electricity & Electric Signals
18,675	Teradyne, Inc.		1,011,625	3.99%

Laboratory Analytical Instruments
9,700	PerkinElmer Inc.		730,216	2.88%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
21,200	Summit Materials, Inc. - Class A *		318,000	1.25%

Miscellaneous Manufacturing Industries
35,200	Hillenbrand, Inc.		672,672	2.65%

Optical Instruments & Lenses
15,000	II-VI Incorporated *		427,500	1.68%

Plastics Products
10,000	Entegris, Inc.		447,700	1.76%

Printed Circuit Boards
34,900	Jabil Circuit, Inc.		857,842
22,500	TTM Technologies, Inc. *		232,650
			1,090,492	4.30%

Radio & TV Broadcasting & Communications Equipment
2,000	CommScope Holding Company, Inc. *		18,220	0.07%

Retail - Catalog & Mail-Order Houses
7,000	Insight Enterprises, Inc. *		294,910	1.16%

Retail - Eating & Drinking Places
6,700	Cannae Holdings, Inc. *		224,383	0.88%

Retail - Family Clothing Stores
49,600	American Eagle Outfitters, Inc.		394,320	1.55%

Retail - Lumber & Other Building Materials Dealers
33,600	BMC Stock Holdings, Inc. *		595,728	2.35%

Retail - Radio, TV & Consumer Electronics Stores
12,400	Best Buy Co., Inc.		706,800	2.79%

Retail - Retail Stores, NEC
6,200	IAC/InterActiveCorp. *		1,111,226	4.38%

Retail - Shoe Stores
24,800	Foot Locker, Inc.		546,840	2.16%

Savings Institution, Federally Chartered
7,800	Capitol Federal Financial, Inc.		90,558	0.36%

Search, Detection, Navigation, Guidance, Aeronautical Systems
6,800	Garmin Ltd. (Switzerland)		509,728	2.01%

Semiconductors & Related Devices
25,900	Kulicke & Soffa Industries Inc. (Singapore)		540,533
52,725	Marvell Technology Group Ltd. (Bermuda)		1,193,167
11,200	Qorvo, Inc. *		903,056
7,200	Skyworks Solutions, Inc.		643,536
			3,280,292	12.93%

Services - Computer Integrated Systems Design
52,500	Allscripts Healthcare Solutions, Inc. *		369,600	1.46%

Services - Help Supply Services
42,825	Kelly Services, Inc. - Class A		543,449
11,350	Kforce Inc.		290,220
			833,669	3.29%

Services - Hospitals
9,000	Magellan Health Services Inc. *		432,990
8,000	MEDNAX, Inc. *		93,120
			526,110	2.06%

Services - Prepackaged Software
1,809	Black Knight, Inc. *		105,030
8,300	Progress Software Corporation		265,600
			370,630	1.46%

Steel Pipe & Tubes
15,750	Allegheny Technologies Incorporated *		133,875	0.53%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
6,200	Carpenter Technology Corporation		120,900	0.48%

Surgical & Medical Instruments & Apparatus
29,400	Globus Medical, Inc. - Class A *		1,250,382	4.93%

Telegraph & Other Message Communications
8,600	j2 Global, Inc.		643,710	2.54%

Telephone & Telegraph Apparatus
10,000	Ciena Corporation *		398,100
5,000	Fabrinet * (Thailand)		272,800
			670,900	2.63%

Title Insurance
5,900	Fidelity National Financial, Inc.		146,792	0.58%

Wholesale - Computers & Peripheral Equipment & Software
8,700	SYNNEX Corporation		635,970	2.51%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
8,000	EnerSys		396,160	1.56%

Wholesale - Lumber & Other Construction Materials
8,400	Boise Cascade Company		199,752	0.79%

Total for Common Stocks (Cost $23,762,241)			$ 24,061,113	94.83%

REAL ESTATE INVESTMENT TRUSTS
5,900	Mid-America Apartment Communities Inc.		607,877	2.40%
Total for Real Estate Investment Trusts (Cost $500,280)

MONEY MARKET FUNDS
717,874	SEI Daily Income Trust Government Fund CL F 0.24% **		717,874	2.83%
Total for Money Market Funds (Cost $717,874)

Total Investment Securities			25,386,864	100.06%
	(Cost $24,980,395)

Liabilities in Excess of Other Assets			(15,875)	-0.06%

Net Assets			$ 25,370,989	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2020.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at March 31, 2020, was $24,980,395. At March 31, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Gain	$ 5,832,072
		Unrealized Loss	(5,425,603)
		Unrealized Gain	$ 406,469

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2020:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 24,061,113	$ -	$ -	$ 24,061,113
Real Estate Investment Trusts	607,877	-	-	607,877
Money Market Funds	717,874	-	-	717,874
Total	$ 25,386,864	$ -	$ -	$ 25,386,864